CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2019		Jun. 30, 2019
Current Assets
Cash and cash equivalents	$ 11,392,862		$ 4,432,150
Trade and other receivables	61,818		59,679
Total Current Assets	11,454,680		4,491,829
Non-Current Assets
Exploration and evaluation assets	4,384,298	[1],[2]	2,265,121
Property, plant and equipment	890,997		26,195
Total Non-Current Assets	5,275,295		2,291,316
TOTAL ASSETS	16,729,975		6,783,145
Current Liabilities
Trade and other payables	566,226		2,144,071
Other financial liabilities	317,203		0
Total Current Liabilities	883,429		2,144,071
Non-Current Liabilities
Other financial liabilities	739,143		0
Total Non-Current Liabilities	739,143		0
TOTAL LIABILITIES	1,622,572		2,144,071
NET ASSETS	15,107,403		4,639,074
EQUITY
Contributed equity	63,428,978		48,853,707
Reserves	1,098,246		1,990,135
Accumulated losses	(49,419,821)		(46,204,768)
TOTAL EQUITY	$ 15,107,403		$ 4,639,074

[1]	As at December 31, 2019, the Company owns approximately 133 acres of surface property and the associated mineral rights and has entered into exclusive option agreements with local landowners, which upon exercise, allow the Group to purchase (or in some cases long-term lease) approximately 2,162 acres of surface property and the associated mineral rights from the private landowners, which comprise the Piedmont Lithium Project. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 10 for further details of contingent liabilities).
[2]	The ultimate recoupment of costs carried for exploration and evaluation phases is dependent on the successful development and commercial exploitation or sale of the respective areas.